INTANGIBLE ASSETS	12 Months Ended
Jun. 26, 2021
Investments, Debt and Equity Securities [Abstract]
Note 11. INTANGIBLE ASSETS

11. INTANGIBLE ASSETS

As of June 26, 2021 and June 27, 2020, intangible assets consist of the following:

	2021	2020

Dispensary Licenses	$121,291,616	$127,975,281
Customer Relationships	17,747,600	17,747,600
Management Agreement	7,594,937	7,594,937
Capitalized Software	9,696,903	9,255,026
Intellectual Property	6,276,959	8,520,121

Total Intangible Assets	162,608,015	171,092,965

Dispensary Licenses	(22,125,635)	(16,114,407)
Customer Relationships	(16,463,017)	(6,531,889)
Management Agreement	(765,136)	(565,972)
Capitalized Software	(4,667,235)	(2,273,432)
Intellectual Property	(3,207,464)	(5,496,231)

Less Accumulated Amortization	(47,228,487)	(30,981,931)

Intangible Assets, Net	$115,379,528	$140,111,034

The Company recorded amortization expense related to continuing operations of $17,028,753 and $18,159,972 for the year ended June 26, 2021 and June 27, 2020, respectively. During the year ended June 26, 2021 and June 27, 2020, $62,951 and $346,180, respectively, of share-based compensation was capitalized to capitalized software.

During the year ended June 26, 2021, the Company recorded impairment on an intellectual property asset in the amount of $1,573,563.  During the year ended June 27, 2020, management noted indicators of impairment of its long-lived assets of certain asset groups in California, Nevada and Florida. The Company used various Level 3 inputs and a discounted cash flow model to determine the fair value of these asset groups. Accordingly, the Company recorded an impairment of $38,959,000 which is included as a component of impairment expense in the accompanying Consolidated Statements of Operations.